Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 25,885,662	$ 26,617,279
Less: accumulated depreciation	(3,346,998)	(2,005,417)
Property, plant and equipment, net	22,538,664	24,611,862
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	10,090,267	9,860,468
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	357,035	245,366
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	235,290	289,473
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,813,319	1,057,208
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	11,339,637	10,666,163
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	229,876	108,105
Kitchen and cookware [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	116,685	111,010
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	450,035	465,217
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	79,791	74,762
Membrane cushion [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	82,526	390,660
Wastewater treatment system, except for membrane cushion [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,091,201	$ 3,348,847